Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000218238 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218238 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218238 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218238 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218238 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218238 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218238 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218238 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | Muenchener Rueckversicherungs-Gesellschaft
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000218238 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000218238 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218238 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218238 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218238 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218238 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218238 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218238 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218238 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116604 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116604 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116604 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000116604 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000116604 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000116604 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000116604 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000116604 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | Muenchener Rueckversicherungs-Gesellschaft
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000116604 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000116604 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116604 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116604 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116604 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116604 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116604 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000116604 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116604 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%